INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Summary) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 53,286	$ 64,868
Purchase obligations at the end of the leases	74,650	74,650
Net minimum lease payments receivable	127,936	139,518
Less: unearned income	(16,493)	(20,303)
Total investment in sales-type lease, direct financing lease and leaseback assets	111,443	119,215
Allowance for expected credit losses	(93)	(192)
Total investment in sales-type lease, direct financing lease and leaseback assets	111,350	119,023
Current portion	26,505	15,432
Long-term portion	84,845	103,591
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	23,424	30,708
Purchase obligations at the end of the leases	43,150	43,150
Net minimum lease payments receivable	66,574	73,858
Less: unearned income	(5,235)	(7,252)
Total investment in sales-type lease, direct financing lease and leaseback assets	61,339	66,606
Allowance for expected credit losses	(80)	(102)
Total investment in sales-type lease, direct financing lease and leaseback assets	61,259	66,504
Current portion	22,188	10,794
Long-term portion	39,071	55,710
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	29,862	34,160
Purchase obligations at the end of the leases	31,500	31,500
Net minimum lease payments receivable	61,362	65,660
Less: unearned income	(11,258)	(13,051)
Total investment in sales-type lease, direct financing lease and leaseback assets	50,104	52,609
Allowance for expected credit losses	(13)	(90)
Total investment in sales-type lease, direct financing lease and leaseback assets	50,091	52,519
Current portion	4,317	4,638
Long-term portion	$ 45,774	$ 47,881